Investment Objectives and Goals - ERShares Global Entrepreneurs™	Oct. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ERSHARES GLOBAL ENTREPRENEURS™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ERShares Global Entrepreneurs™ (the “Fund”) seeks long-term capital appreciation.